Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Consolidated Balance Sheets
Loans receivable, fair value	$ 6,696	¥ 554,180	¥ 692,232
Securities purchased under agreements to resell, fair value option	10,925	904,126
Trading assets, securities pledged as collateral	55,837	4,621,042	3,921,863
Trading assets, fair value	187	15,444	18,546
Private equity investments, fair value	756	62,553	61,918
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	3,626	300,075	273,616
Short-term borrowings, fair value	2,218	183,524	103,975
Securities sold under agreements to repurchase, fair value option	4,016	332,337
Long-term borrowings, fair value	$ 27,799	¥ 2,300,606	¥ 1,839,251
No par value
Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Issued	3,719,133,241	3,719,133,241	3,719,133,241
Outstanding	3,600,886,932	3,600,886,932	3,669,044,614
Common stock held in treasury, shares	118,246,309	118,246,309	50,088,627